Fair Values Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Securities available for sale, beginning balance	$ 958	$ 972
Realized loss included in operations	(34)	26
Unrealized gain included in other comprehensive income	(125)	(40)
Securities available for sale, end of balance	799	958
Quoted market prices in active markets (Level 1) | U.S. government sponsored enterprise obligations
Assets
Total assets		0
Quoted market prices in active markets (Level 1) | State and municipal obligation
Assets
Total assets		0
Quoted market prices in active markets (Level 1) | Interest Rate Swap
Liabilities
Total liabilities		0
Internal models with significant observable market parameters (Level 2) | Other real estate owned
Assets
Total assets		0
Internal models with significant unobservable market parameters (Level 3) | U.S Treasury
Assets
Total assets	0
Measured on a recurring basis | Quoted market prices in active markets (Level 1) | U.S Treasury
Assets
Total assets	502	503
Measured on a recurring basis | Quoted market prices in active markets (Level 1) | U.S. government sponsored enterprise obligations
Assets
Total assets	0
Measured on a recurring basis | Quoted market prices in active markets (Level 1) | State and municipal obligation
Assets
Total assets	0
Measured on a recurring basis | Quoted market prices in active markets (Level 1) | All other
Assets
Total assets	0	0
Measured on a recurring basis | Quoted market prices in active markets (Level 1) | Interest Rate Swap
Liabilities
Total liabilities	0
Measured on a recurring basis | Quoted market prices in active markets (Level 1) | Letters of Credit
Liabilities
Total liabilities	0	0
Measured on a recurring basis | Internal models with significant observable market parameters (Level 2) | U.S Treasury
Assets
Total assets	0	0
Measured on a recurring basis | Internal models with significant observable market parameters (Level 2) | U.S. government sponsored enterprise obligations
Assets
Total assets	56,125	43,209
Measured on a recurring basis | Internal models with significant observable market parameters (Level 2) | State and municipal obligation
Assets
Total assets	55,425	67,958
Measured on a recurring basis | Internal models with significant observable market parameters (Level 2) | All other
Assets
Total assets	1,407	1,367
Measured on a recurring basis | Internal models with significant observable market parameters (Level 2) | Interest Rate Swap
Liabilities
Total liabilities	4,415	933
Measured on a recurring basis | Internal models with significant observable market parameters (Level 2) | Letters of Credit
Liabilities
Total liabilities	233	127
Measured on a recurring basis | Internal models with significant unobservable market parameters (Level 3) | U.S Treasury
Assets
Total assets		0
Measured on a recurring basis | Internal models with significant unobservable market parameters (Level 3) | U.S. government sponsored enterprise obligations
Assets
Total assets	0	0
Measured on a recurring basis | Internal models with significant unobservable market parameters (Level 3) | State and municipal obligation
Assets
Total assets	0	0
Measured on a recurring basis | Internal models with significant unobservable market parameters (Level 3) | All other
Assets
Total assets	799	958
Measured on a recurring basis | Internal models with significant unobservable market parameters (Level 3) | Interest Rate Swap
Liabilities
Total liabilities	0	0
Measured on a recurring basis | Internal models with significant unobservable market parameters (Level 3) | Letters of Credit
Liabilities
Total liabilities	0	0
Measured on a recurring basis | Carrying Amount | U.S Treasury
Assets
Total assets	502	503
Measured on a recurring basis | Carrying Amount | U.S. government sponsored enterprise obligations
Assets
Total assets	56,125	43,209
Measured on a recurring basis | Carrying Amount | State and municipal obligation
Assets
Total assets	55,425	67,958
Measured on a recurring basis | Carrying Amount | All other
Assets
Total assets	2,206	2,325
Measured on a recurring basis | Carrying Amount | Interest Rate Swap
Liabilities
Total liabilities	4,415	933
Measured on a recurring basis | Carrying Amount | Letters of Credit
Liabilities
Total liabilities	233	127
Measured on a non-recurring basis | Quoted market prices in active markets (Level 1) | Loans-held-for-sale
Assets
Total assets	0	0
Measured on a non-recurring basis | Quoted market prices in active markets (Level 1) | Collateral dependent impaired loans
Assets
Total assets	0	0
Measured on a non-recurring basis | Quoted market prices in active markets (Level 1) | Other real estate owned
Assets
Total assets	0	0
Measured on a non-recurring basis | Quoted market prices in active markets (Level 1) | Loans servicing assets
Assets
Total assets	0	0
Measured on a non-recurring basis | Internal models with significant observable market parameters (Level 2) | Loans-held-for-sale
Assets
Total assets	7,556	14,113
Measured on a non-recurring basis | Internal models with significant observable market parameters (Level 2) | Collateral dependent impaired loans
Assets
Total assets	0	0
Measured on a non-recurring basis | Internal models with significant observable market parameters (Level 2) | Other real estate owned
Assets
Total assets	0
Measured on a non-recurring basis | Internal models with significant observable market parameters (Level 2) | Loans servicing assets
Assets
Total assets	0	0
Measured on a non-recurring basis | Internal models with significant unobservable market parameters (Level 3) | Loans-held-for-sale
Assets
Total assets	0	0
Measured on a non-recurring basis | Internal models with significant unobservable market parameters (Level 3) | Collateral dependent impaired loans
Assets
Total assets	2,453	3,116
Measured on a non-recurring basis | Internal models with significant unobservable market parameters (Level 3) | Other real estate owned
Assets
Total assets	4,235	3,740
Measured on a non-recurring basis | Internal models with significant unobservable market parameters (Level 3) | Loans servicing assets
Assets
Total assets	2,489	2,222
Measured on a non-recurring basis | Carrying Amount | Loans-held-for-sale
Assets
Total assets	7,556	14,113
Measured on a non-recurring basis | Carrying Amount | Collateral dependent impaired loans
Assets
Total assets	2,453	3,116
Measured on a non-recurring basis | Carrying Amount | Other real estate owned
Assets
Total assets	4,235	3,740
Measured on a non-recurring basis | Carrying Amount | Loans servicing assets
Assets
Total assets	$ 2,489	$ 2,222